SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Amortization of right-of-use assets		$ 3,878	$ 3,290	$ 3,595
Interest on lease liabilities		450	166	390
Operating lease cost		7,515	8,715	7,142
Short-term lease	[1]	174,542	146,206	136,818
Sublease income			(24)	(54)
Total lease expense		$ 186,385	$ 158,353	$ 147,891

[1]	Leases with a term of one year or less, including leases with a term of one month or less.